STATEMENT OF CASH FLOWS	1 Months Ended
Mar. 31, 2026 USD ($)
Cash flows from operating activities:
Net loss	$ (18,856)
Changes in operating assets and liabilities:
Prepaid expenses	(10,700)
Accrued expenses	18,856
Net cash used in operating activities	(10,700)
Cash flows from financing activities:
Proceeds from promissory note - related party	10,700
Net cash provided by financing activities	10,700
Net change in cash	0
Cash, beginning of the period	0
Cash, end of the period	0
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	46,036
Share subscription receivable from Sponsor and EBC	$ 26,739